STOCK OPTIONS (DETAILS) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Number of stock options Outstanding, beginning	80,000	123,000	197,500	197,500
Number of stock options Granted			(10,000)
Number of stock options Exercised		(3,000)
Numberof stock options, Lapsed/cancelled	(55,000)	(40,000)	(64,500)
Number of stock options Outstanding, ending	25,000	80,000	123,000	197,500
Number of stock options Exercisable	25,000
Weighted average exercise price, Outstanding, beginning	$ 3.29	$ 3.29	$ 3.32	$ 3.32
Weighted average exercise price, Granted			$ 2.54
Weighted average exercise price, Exercised		$ 1.65	$ 1.65
Weighted average exercise price, Lapsed/cancelled	$ 4.03	$ 3.42	$ 3.5
Weighted average exercise price, Outstanding, ending	$ 1.65	$ 3.29	$ 3.29	$ 3.32
Weighted average exercise price, Exercisable	$ 1.65
Weighted average fair value per stock option, Outstanding, beginning	$ 1.07	$ 1.04	$ 1.67	$ 1.67
Weighted average fair value per stock option, Granted			$ 0.98
Weighted average fair value per stock option, exercised	$ 0.95	$ 0.95
Weighted average fair value per stock option, Lapsed/cancelled	$ 0	$ 1	$ 1.16
Weighted average fair value per stock option, Outstanding, ending	$ 0.95	$ 1.07	$ 1.04	$ 1.67
Weighted average remaining contractual life (years), Outstanding, beginning	1 year 7 months 10 days	11 months 23 days	1 year 5 months 9 days	2 years 9 months
Weighted average remaining contractual life (years), Exercisable, ending	1 year 7 months 10 days